Balance Sheet Accounts (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Prepaid maintenance contracts (current)		$ 1,944	$ 2,026
Prepaid insurance		490	541
Prepaid rent		311	370
Other assets (current)		1,560	1,140
Prepaid expenses and other current assets	[1]	$ 4,305	$ 4,077

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method